--------------------------------------------------------------------------------

INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200
================================================================================




Dear Shareholder,




We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 2000 through September 30, 2000.

The Fund's Money Market Portfolio had 285 shareholders and net assets of $1,109,330,313 as of September 30, 2000. The U.S. Treasury Portfolio had 164 shareholders and net assets of $433,338,100 as of September 30, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,




\s\Steven W. Duff




Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                  Value
   Amount                                                                         Date         Yield     (Note 1)
   ------                                                                         ----         -----      ------
Commercial Paper (43.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 44,270,000   BAE Systems Holdings Inc.                                        12/08/00       6.59%  $ 43,736,104
  40,000,000   Caterpillar Financial Services                                   03/12/01       6.65     38,847,956
  25,000,000   Falcon Asset Securitization Corporation                          12/21/00       6.65     24,638,889
   1,000,000   Forrestal Funding Master Trust                                   02/08/01       6.70        976,672
  25,502,000   Great Lakes Funding Capital Co                                   10/23/00       6.57     25,404,859
  40,000,000   HSBC Bank Argentina S.A.                                         12/18/00       6.90     39,429,344
  17,000,000   Intrepid Funding Master Trust                                    11/20/00       7.03     16,842,887
  50,000,000   Island Finance of Puerto Rico                                    10/10/00       6.65     49,927,333
  24,000,000   Lehman Brothers Holdings Inc.                                    10/11/00       6.51     23,962,200
   8,473,000   Long Lane Master Trust IV                                        10/27/00       6.69      8,434,283
  18,446,000   Long Lane Master Trust IV                                        11/22/00       7.05     18,268,042
  25,000,000   Long Lane Master Trust IV                                        12/08/00       6.62     24,697,104
  40,265,000   Market Street Funding                                            10/18/00       6.56     40,148,321
  20,000,000   National Rural Utilities Coop.                                   03/13/01       6.65     19,420,400
  30,000,000   National Rural Utilities Coop.                                   03/14/01       6.69     29,121,158
  25,000,000   Paine Webber Group                                               10/03/00       6.81     24,995,347
  10,000,000   Paine Webber Group                                               10/10/00       6.76      9,985,222
  18,472,000   Sand Dollar Funding LLC                                          12/14/00       6.65     18,228,154
  30,000,000   Special Purpose Accounts Receivable Co-Operation                 10/24/00       6.56     29,880,283
------------                                                                                          ------------
 492,428,000   Total Commercial Paper                                                                  486,944,558
------------                                                                                          ------------
Letter of Credit Commercial Paper (14.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Banco Bradesco S.A.
               LOC Barclays Bank PLC                                            11/20/00       6.58%  $ 19,822,783
  20,000,000   Banco Bradesco S.A.
               LOC Barclays Bank PLC                                            06/14/01       7.15     19,053,667
  10,000,000   Banco Continental De Panama S.A.
               LOC HSBC Bank                                                    10/24/00       6.68      9,959,972
   4,000,000   Banco Del Istmo, S.A.
               LOC Barclays Bank PLC                                            11/01/00       6.89      3,977,667
  15,000,000   Banco Rio de La Plata S.A.
               LOC Banco Santander                                              03/08/01       7.12     14,558,438
  20,000,000   Banco Santander Brasil
               LOC Standard Chartered                                           11/08/00       6.61     19,865,978
  25,000,000   China Merchants Bank
               LOC ABN AMRO Bank N.V.                                           10/26/00       6.57     24,891,667

--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                        Maturity                  Value
   Amount                                                                         Date         Yield     (Note 1)
   ------                                                                         ----         -----      ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   China Merchants Bank
               LOC ABN AMRO Bank N.V.                                           11/10/00       6.59%  $ 14,894,375
  12,000,000   Cofco Capital Corporation
               LOC Bank of America                                              10/05/00       6.83     11,993,320
  15,000,000   Cofco Capital Corporation
               LOC Bank of America                                              10/27/00       6.58     14,932,188
  10,000,000   Pemex Capital Inc
               LOC Barclays Bank PLC                                            12/27/00       6.73      9,843,767
------------                                                                                          ------------
 166,000,000   Total Letter of Credit Commercial Paper                                                 163,793,822
------------                                                                                          ------------
Master Notes (5.41%)
------------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000   GMAC Mortgage Corporation                                        10/02/00       6.58%  $ 30,000,000
  20,000,000   The Goldman Sachs Group L.P.                                     02/02/01       6.78     20,000,000
  10,000,000   The Goldman Sachs Group L.P.                                     11/15/00       6.87     10,000,000
------------                                                                                          ------------
  60,000,000   Total Master Notes                                                                      60,000,0000
------------                                                                                          ------------
Medium Term Notes (3.15%)
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Lexington Parker Capital                                         01/25/01       6.63%  $ 20,000,000
   5,000,000   Racers - Series 2000-6-MM                                        04/26/01       6.55      4,996,544
  10,000,000   Syndicated Loan Trust, - Series 2000-12                          06/15/01       6.76     10,000,000
------------                                                                                          ------------
  35,000,000   Total Medium Term Notes                                                                  34,996,544
------------                                                                                          ------------
Loan Participation (1.80%)
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Equitable Life Assurance with Chase Manhattan Bank               03/19/01       6.71%  $ 20,000,000
------------                                                                                          ------------
  20,000,000   Total Loan Participation                                                                 20,000,000
------------                                                                                          ------------
Other Notes (24.85%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,820,000   Alpine Capital Investments L.L.C.
               LOC First of America                                             09/15/27 (a)   6.75%  $  3,820,000
   5,980,000   Arbor Properties Inc.
               LOC Amsouth Bank                                                 06/01/22 (a)   6.15      5,980,000
   1,205,000   Austin Printing Co. & Klein Austin
               LOC Bank One                                                     08/01/14 (a)   6.70      1,205,000
   1,560,000   Automated Packaging Systems
               LOC National City Bank                                           10/01/08 (a)   6.70      1,560,000
   1,705,000   Bardstown, KY IDRB
               (R & J Tower Corporation Project)
               LOC Comerica Bank                                                06/01/24 (a)   6.72      1,705,000

--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

    Face                                                                                Maturity                   Value
   Amount                                                                                 Date          Yield     (Note 1)
   ------                                                                                 ----          -----      ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,830,000   Burgess & Niple Limited
               LOC National City Bank                                                   09/01/14 (a)    6.70%  $  3,830,000
  26,500,000   Catholic Health Initiatives - Series C                                   12/01/27 (a)    6.70     26,500,000
  28,470,000   CFM International Inc.
               LOC General Electric Company                                             01/01/10 (a)    6.67     28,470,000
   1,380,000   Cedar Works Project
               LOC Firstar Bank                                                         05/01/09 (a)    6.70      1,380,000
     750,000   City of Colorado Springs Adjustable Rate Taxable/Convertible Bonds
               (Goodwill Industries) - Series 1997B
               LOC Bank One                                                             02/01/07 (a)    6.70        750,000
   8,240,000   Crystal Clinic - Series 2000
               LOC First Merit Bank                                                     04/01/20 (a)    6.78      8,240,000
   1,055,000   Crystal Enterprises Inc.
               LOC Old Kent Bank & Trust Co.                                            06/01/28 (a)    6.75      1,055,000
   3,525,000   D.E.D.E. Realty
               LOC Fifth Third Bank                                                     12/01/11 (a)    6.69      3,525,000
   2,000,000   DP Fox Capital, L.L.C.
               LOC Michigan National Bank                                               09/01/29 (a)    6.70      2,000,000
  11,000,000   Dekalb County, GA (Emory University Project)                             11/02/00        6.70     11,000,000
     720,000   Delta Capital L.L.C. - Series 96-A
               LOC First Michigan Bank                                                  10/01/26 (a)    6.75        720,000
   2,920,000   Delta Capital L.L.C. - Series 96-B
               LOC First Michigan Bank                                                  10/01/26 (a)    6.75      2,920,000
   1,825,000   Dickenson Press, Inc. - Series 1997
               LOC First Michigan Bank                                                  01/01/27 (a)    6.75      1,825,000
   5,900,000   Douglas County, GA Development Authority (Abrams Riverside, LLC Project)
               LOC Bank of America                                                      11/01/18 (a)    6.70      5,900,000
   4,445,000   First Metropolitan Title Company
               LOC LaSalle National Bank                                                05/01/22 (a)    6.70      4,445,000
   2,165,000   First Metropolitan Title Company
               LOC LaSalle National Bank                                                05/01/24 (a)    6.75      2,165,000
     710,000   Four Development Company
               LOC PNC Bank, N.A.                                                       12/31/03 (a)    6.70        710,000
   2,000,000   Frank J. Catanzaro Sons and Daughters
               LOC Firstar Bank                                                         01/01/15 (a)    6.70      2,000,000
   1,300,000   GCG Portage L.L.C.
               LOC Old Kent Bank & Trust Co.                                            02/01/26 (a)    6.75      1,300,000

--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                        Maturity                   Value
   Amount                                                                         Date          Yield     (Note 1)
   ------                                                                         ----          -----      ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Goldman Sachs Group L.P.                                         10/15/01 (a)    6.85%  $  5,000,000
   1,897,000   Goson Project - Series 1999
               LOC First Merit Bank                                             08/01/23 (a)    6.78      1,897,000
   3,175,000   Governor's Village LLC
               LOC Fifth Third Bank                                             03/01/20 (a)    6.63      3,175,000
  17,105,000   Hannahville Indian Community
               LOC National City Bank                                           06/01/13 (a)    6.67     17,105,000
     955,000   Hendricks County (Heartland Crossing)
               LOC Bank One                                                     01/01/22 (a)    6.85        955,000
   4,535,000   Hunter's Square, Inc. Project - Series 1998
               LOC National City Bank                                           10/01/16 (a)    6.70      4,535,000
   5,000,000   Jackson Tube Service Inc - Series 2000
               LOC Fifth Third Bank                                             07/01/10 (a)    6.64      5,000,000
   4,500,000   Jackson Tube Service Inc - Series 1998
               LOC Fifth Third Bank                                             09/01/18 (a)    6.63      4,500,000
  10,000,000   John Hancock Mutual Life Insurance Company                       08/19/05 (a)    6.75     10,000,000
   1,010,000   JRB Corporation Demand Note
               LOC Old Kent Bank & Trust Co.                                    07/01/26 (a)    6.75      1,010,000
   3,300,000   JPV Capital LLC
               LOC Michigan National Bank                                       12/01/39 (a)    6.70      3,300,000
   3,625,000   KBL Capital
               LOC National City Bank                                           05/01/27 (a)    6.67      3,625,000
   2,100,000   Kingston Healthcare Corp.
               (Kingston Home Project)
               LOC Wells Fargo Bank                                             07/20/25 (a)    6.72      2,100,000
   1,025,000   Labelle Capital Funding
               LOC National City Bank                                           09/01/26 (a)    6.72      1,025,000
     795,000   LRV Enterprises, L.L.C.
               LOC First of America                                             09/01/21 (a)    6.75        795,000
   3,605,000   Luken Woodlawn LLC                                               02/01/18 (a)    6.69      3,605,000
  11,000,000   Maximum Principal Amount Camcairn
               LOC Firstar Bank                                                 10/01/21 (a)    6.73     11,000,000
   3,000,000   Mayfair Village Retirement Center, Inc., KY
               (Variable Rate Term Notes) - Series 1995
               LOC PNC Bank, N.A.                                               05/15/09 (a)    6.61      3,000,000
   5,855,000   Medic Funding Corporation
               Guaranteed by Federal Home Loan Bank                             05/01/27 (a)    6.68      5,855,000

--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                    Value
   Amount                                                                         Date          Yield      (Note 1)
   ------                                                                         ----          -----       ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,935,000   Mercer County, NJ Improvement Authority - Series 1999            12/01/00 (b)    7.00%  $  1,936,041
   1,365,000   Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC Bank One                                                     06/01/10 (a)    6.70      1,365,000
   3,650,000   Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC First Union National Bank                                    04/01/22 (a)    6.68      3,650,000
   3,000,000   Mt Carmel West Medical Office Building
               LOC National City Bank                                           08/01/19 (a)    6.70      3,000,000
  14,000,000   New York City GO Bonds
               Insured by FGIC                                                  11/08/00 (a)    6.65     14,000,000
     400,000   Pennsylvania EDFA (Oglevee Limited Project)
               LOC PNC Bank, N.A.                                               08/01/02 (a)    6.70        400,000
     575,000   Pennsylvania EDFA
               (Philadelphia Business & Technical Center Project) - Series A1
               LOC PNC Bank, N.A.                                               04/01/04 (a)    6.70        575,000
     700,000   Pennsylvania EDFA Taxable Development RB
               (Quality Foods L.P. Project) - Series 1995D
               LOC PNC Bank, N.A.                                               12/01/14 (a)    6.70        700,000
     750,000   Pennsylvania EDFA Taxable Development RB
               (Southpointe Rink Association Project) - Series 1994D7
               LOC PNC Bank, N.A.                                               12/01/09 (a)    6.70        750,000
   2,200,000   Pennsylvania EDFA Taxable Development RB
               (West 914 Incorporation Project) - Series 1991A
               LOC PNC Bank, N.A.                                               05/01/21 (a)    6.70      2,200,000
   2,090,000   PRD Land Acquisition Company Ltd.
               LOC First Merit Bank                                             05/01/17 (a)    6.78      2,090,000
   4,000,000   Scott Street Land Co.
               LOC Fifth Third Bank                                             01/01/22 (a)    6.63      4,000,000
  13,315,000   Secor Realty Inc.
               LOC National City Bank                                           04/01/20 (a)    6.70     13,315,000
   1,235,000   Shepherd Capital, L.L.C.
               LOC First of America                                             09/15/47 (a)    6.75      1,235,000
   3,550,000   St. Anns Medical Office Building
               LOC National City Bank                                           11/01/19 (a)    6.70      3,550,000
   1,905,000   Trendway Corporation
               LOC Michigan National Bank                                       12/01/26 (a)    6.75      1,905,000

--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                        Maturity                   Value
   Amount                                                                         Date         Yield      (Note 1)
   ------                                                                         ----         -----       ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,459,000   WMMT Ltd. Project
               LOC First Merit Bank                                             03/01/24 (a)   6.78%   $    2,459,000
   1,043,000   Willingham Properties
               LOC PNC Bank, N.A.                                               12/31/09 (a)   6.70         1,043,000
   5,162,000   Washington State Housing Finance
               LOC Wells Fargo Bank                                             01/01/30 (a)   6.70         5,162,000
   1,855,000   Zylstra Funding, Inc.
               LOC First Michigan Bank                                          06/01/27 (a)   6.75         1,855,000
------------                                                                                            -------------
 275,676,000   Total Other Notes                                                                          275,677,041
------------                                                                                            -------------
Time Deposits (6.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 35,000,000   Dresdner Bank                                                    10/02/00       6.71%   $   35,000,000
  33,000,000   Toronto Dominion Bank                                            10/02/00       6.71        33,000,000
------------                                                                                            -------------
  68,000,000   Total Time Deposits                                                                         68,000,000
------------                                                                                            -------------
               Total Investments (100.01%) (Cost $1,109,411,965+)                                      $1,109,411,965
               Liabilities In Excess of Cash and Other Assets (-0.01%)                                 (       81,652)
                                                                                                        -------------
               Net Assets (100.00%)                                                                    $1,109,330,313
                                                                                                        =============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 840,435,971 Shares Outstanding (Note 3)                                 $         1.00
                                                                                                        =============
               Class B Shares, 138,463,493 Shares Outstanding (Note 3)                                 $         1.00
                                                                                                        =============
               Pinnacle Shares,130,430,849 Shares Outstanding (Note 3)                                 $         1.00
                                                                                                        =============

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.

KEYS:
     EDFA     =   Economic Development Finance Authority        IDRB       =      Industrial Development Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company          LOC        =      Letter of Credit
     GO       =   General Obligation                            RB         =      Revenue Bond


--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

    Face                                                                                Maturity                    Value
   Amount                                                                                 Date          Yield      (Note 1)
   ------                                                                                 ----          -----       ------
Repurchase Agreements, Overnight (46.84%)
------------------------------------------------------------------------------------------------------------------------------------
$ 50,000,000   The Goldman Sachs Group L.P. (Collateralized by $52,788,818,
               GNMA, 7.000% to 7.270%, due 11/16/26 to 05/20/28, value $51,000,000)     10/02/00        6.60%   $ 50,000,000
  55,000,000   Morgan (J.P.) Securities (Collateralized by $64,487,075,
               GNMA, 6.000% to 8.000%, due 02/15/028 to 05/15/30, value $56,100,000)    10/02/00        6.55      55,000,000
  43,000,000   Morgan Stanley & Company, Inc. (Collateralized by $157,626,000,
               GNMA, 6.000% to 8.000%, due 02/20/24 to 08/15/30, value $43,866,016)     10/02/00        6.62      43,000,000
  55,000,000   Salomon Smith Barney (Collateralized by $124,505,126,
               GNMA, 6.500% to 7.125%, due 02/16/26 to 10/15/27, value $56,100,000)     10/02/00        6.58      55,000,000
------------                                                                                                    ------------
 203,000,000   Total Repurchase Agreements, Overnight                                                            203,000,000
------------                                                                                                    ------------
U.S. Government Obligations (53.03%)
------------------------------------------------------------------------------------------------------------------------------------
$175,000,000   U.S. Treasury Bills                                                      10/05/00        5.44%   $174,920,729
  10,000,000   U.S. Treasury Notes                                                      11/15/00        5.49       9,999,956
  10,000,000   U.S. Treasury Notes                                                      01/31/01        6.01       9,945,491
  15,000,000   U.S. Treasury Notes                                                      02/15/01        6.13      14,945,333
  20,000,000   U.S. Treasury Notes                                                      05/31/01        6.45      19,969,914
------------                                                                                                    ------------
 230,000,000   Total U.S. Government Obligations                                                                 229,781,423
------------                                                                                                    ------------
               Total Investments (99.87%) (Cost $432,781,423+)                                                   432,781,423
               Cash and Other Assets, Net of Liabilities (0.13%)                                                     556,677
                                                                                                                ------------
               Net Assets (100.00%)                                                                             $433,338,100
                                                                                                                ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares,403,131,645 shares outstanding (Note 3)                                           $       1.00
                                                                                                                ============
               Class B Shares, 12,415,620 shares outstanding (Note 3)                                           $       1.00
                                                                                                                ============
               Pinnacle Shares,17,790,835 shares outstanding (Note 3)                                           $       1.00
                                                                                                                ============


               +   Aggregate cost for federal income tax purposes is identical.

KEY:

GNMA     =    Government National Mortgage Association







--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                  Portfolio
                                                                  -----------------          -----------------
INVESTMENT INCOME
Income:
   Interest...................................................    $      35,127,881          $      17,806,524
Expenses: (Note 2)
                                                                  -----------------          -----------------
   Investment management fee..................................              645,021                    342,002
   Administration fee.........................................              268,759                    142,501
   Shareholder servicing fee (Class A)........................              924,049                    668,142
   Custodian expenses.........................................               46,804                     18,459
   Shareholder servicing and related shareholder expenses+....              124,179                     63,221
   Legal, compliance and filing fees..........................               26,877                     21,121
   Audit and accounting.......................................               50,583                     29,699
   Trustees' fees ............................................                3,105                      3,105
   Amortization of organization costs.........................                  -0-                        -0-
   Miscellaneous..............................................               23,624                     11,650
                                                                  -----------------          -----------------
      Total expenses..........................................            2,113,001                  1,299,900
      Less:
       Expenses paid indirectly (Note 2)......................    (           6,412)         (           4,754)
       Fees waived (Note 2)...................................    (         107,504)         (          57,001)
                                                                  -----------------          -----------------
             Net expenses.....................................            1,999,085                  1,238,145
                                                                  -----------------          -----------------
Net investment income.........................................           33,128,796                 16,568,379

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.......................                  -0-                       -0-
                                                                  -----------------          -----------------
Increase in net assets from operations........................    $      33,128,796          $      16,568,379
                                                                  =================          =================

+ Includes class specific transfer agency expenses of $73,924, $20,578 and $13,002 for Money Market Portfolio for Class A, Class B and Pinnacle Class, respectively and $53,451, $1,861 and $1,688 for U.S. Treasury Portfolio for Class A, Class B and Pinnacle Class, respectively.

--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                    Money Market Portfolio                       U.S. Treasury Portfolio
                                           ---------------------------------------       -------------------------------------

                                              Six Months                                    Six Months
                                                 Ended                  Year                   Ended                 Year
                                           September 30, 2000           Ended            September 30, 2000          Ended
                                              (Unaudited)           March 31, 2000           (Unaudited)        March 31, 2000
                                               ---------            --------------            ---------         --------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income...................   $   33,128,796        $   36,757,519          $   16,568,379        $   35,739,853
  Net realized gain (loss) on investments.         -0-                   -0-                     -0-                   -0-
                                             --------------        --------------          --------------        --------------
  Increase in net assets from operations..       33,128,796            36,757,519              16,568,379            35,739,853
Dividends to shareholders:
  Net investment income
    Class A...............................   (   22,566,813)       (   21,330,939)         (   15,499,645)       (   31,666,894)
    Class B...............................   (    6,425,906)       (   10,109,238)         (      556,905)       (    3,246,867)
    Pinnacle shares.......................   (    4,136,077)       (    5,317,342)         (      511,829)       (      826,092)

  Net realized gain on investments
    Class A...............................         -0-                   -0-                     -0-                   -0-
    Class B...............................         -0-                   -0-                     -0-                   -0-
Capital share transactions (Note 3):
    Class A...............................       75,827,552           482,350,233          (  255,264,450)       (   62,801,444)
    Class B...............................   (  216,085,235)          133,429,805          (   25,571,916)       (   41,805,178)
    Pinnacle shares.......................   (   14,200,607)          144,631,456          (      658,767)           18,449,602
                                              -------------        --------------           -------------        --------------
    Total increase (decrease).............   (  154,458,290)          760,411,494          (  281,495,133)       (   86,157,020)
Net assets:
    Beginning of period...................    1,263,788,603           503,377,109             714,833,233           800,990,253
                                             --------------        --------------          --------------        --------------
    End of period.........................   $1,109,330,313        $1,263,788,603          $  433,338,100        $  714,833,233
                                             ==============        ==============          ==============        ==============







--------------------------------------------------------------------------------
  These accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the period ended September 30, 2000, the Manager voluntarily waived administration fees of $107,504 and $57,001, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $108,020 and $57,384 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

Included in the Statements of Operations under the captions "Custodian expenses" are expense offsets of $6,412 and $4,754 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest.

At September 30, 2000, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $1,109,330,313 and $433,338,100, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                     Money Market Portfolio
                                          ------------------------------------------
                                            Six Months Ended
                                          September 30, 2000      For the Year Ended
Class A                                       (Unaudited)           March 31, 2000
-------                                      -------------          --------------
Sold....................................    $1,205,142,183          $1,877,791,119
Issued on reinvestment of dividends.....        21,923,200              19,077,715
Redeemed................................   ( 1,151,237,831)        ( 1,414,518,601)
                                            --------------          --------------
Net increase (decrease).................        75,827,552             482,350,233
                                            ==============          ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Transactions in Shares of Beneficial Interest. (Continued)

                                                     Money Market Portfolio
                                          -------------------------------------------
                                           Six Months Ended
                                          September 30, 2000      For the Year Ended
Class B                                       (Unaudited)           March 31, 2000
-------                                      -------------          --------------
Sold....................................    $  673,916,353           $1,404,004,264
Issued on reinvestment of dividends.....         6,997,412                9,356,473
Redeemed................................    (  896,999,000)          (1,279,930,932)
                                             -------------            -------------
Net increase (decrease).................    (  216,085,235)             133,429,805
                                             =============            =============
                                           Six Months Ended          July 29, 1999
                                          September 30, 2000  (Commencement of Sales) to
PINNACLE SHARES                               (Unaudited)           March 31, 2000
---------------                              -------------          --------------
Sold....................................    $   56,591,104           $  238,497,604
Issued on reinvestment of dividends.....         4,134,763                5,316,113
Redeemed................................    (   74,926,474)          (   99,182,261)
                                             -------------            -------------
Net increase (decrease).................    (   14,200,607)             144,631,456
                                             =============            =============

                                                     U.S. Treasury Portfolio
                                          -------------------------------------------
                                           Six Months Ended
                                          September 30, 2000      For the Year Ended
Class A                                       (Unaudited)           March 31, 2000
-------                                      -------------          --------------
Sold....................................    $  742,842,886           $2,073,614,004
Issued on reinvestment of dividends.....        16,042,313               30,570,696
Redeemed................................    (1,014,149,649)          (2,166,986,144)
                                             -------------            -------------
Net increase (decrease).................    (  255,264,450)          (   62,801,444)
                                             =============            =============

                                           Six Months Ended
                                          September 30, 2000      For the Year Ended
Class B                                       (Unaudited)           March 31, 2000
-------                                      -------------          --------------
Sold....................................    $   29,620,197           $  256,122,980
Issued on reinvestment of dividends.....           635,994                3,237,610
Redeemed................................    (   55,828,107)          (  301,165,768)
                                             -------------            -------------
Net increase (decrease).................    (   25,571,916)          (   41,805,178)
                                             =============            =============

                                           Six Months Ended          July 29, 1999
                                          September 30, 2000  (Commencement of Sales) to
PINNACLE SHARES                               (Unaudited)           March 31, 2000
---------------                                ---------            --------------
Sold....................................    $   25,025,562           $   57,728,428
Issued on reinvestment of dividends.....           511,680                  825,910
Redeemed................................    (   26,196,009)          (   40,104,736)
                                             -------------            -------------
Net increase (decrease).................    (      658,767)              18,449,602
                                             =============            =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights.

                                                                            Money Market Portfolio
                                               -----------------------------------------------------------------------------------
                                                                                                                   April 6, 1995
                                                   Six Months             For the Year Ended March 31,           (Commencement of
CLASS A                                              Ended          --------------------------------------------      Sales) to
-------                                        September 30, 2000     2000        1999        1998        1997     March 31, 1996
                                               ------------------   --------    --------    --------    --------   --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00         $ 1.00
                                                     -------        -------     -------     -------     -------        -------
Income from investment operations:
   Net investment income.......................        0.030          0.051       0.050       0.053       0.050          0.054
Less distributions:
   Dividends from net investment income........      ( 0.030)       ( 0.051)    ( 0.050)    ( 0.053)    ( 0.050)       ( 0.054)
                                                      ------         ------      ------      ------      ------         ------
Net asset value, end of period.................      $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00         $ 1.00
                                                     =======        =======     =======     =======     =======        =======
Total Return...................................        3.08%**        5.17%       5.12%       5.38%       5.16%          5.52%**
Ratios/Supplemental Data
Net assets, end of period (000)................      $840,436       $764,608    $282,258    $108,657    $ 38,220       $    5
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+       0.45%*         0.45%       0.45%       0.45%       0.42%          0.41%*
   Net investment income.......................        6.11%*         5.21%       4.93%       5.25%       5.07%          5.46%*
   Expenses paid indirectly....................        0.00%          0.00%       0.00%       0.00%       0.01%          0.04%*
   Management and administration fees waived...        0.02%*         0.03%       0.05%       0.07%       0.09%          0.13%*
   Expenses reimbursed.........................        0.00%          0.00%       0.00%       0.00%       0.00%          0.03%*

                                                                            Money Market Portfolio
                                               -----------------------------------------------------------------------------
                                                   Six Months             For the Year Ended March 31,
CLASS B                                              Ended          --------------------------------------------------------
-------                                        September 30, 2000     2000        1999        1998        1997        1996
                                               ------------------   --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                     --------       --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income.......................         0.032          0.053       0.053       0.055       0.053       0.057
Less distributions:
   Dividends from net investment income........      (  0.032)      (  0.053)   (  0.053)   (  0.055)   (  0.053)   (  0.057)
                                                      -------        -------     -------     -------     -------     -------
Net asset value, end of period.................      $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                     ========       ========    ========    ========    ========    ========
Total Return...................................         3.20%**        5.43%       5.38%       5.64%       5.42%       5.85%
Ratios/Supplemental Data
Net assets, end of period (000)................      $138,463       $ 354,549   $ 221,119   $ 227,893   $ 158,525   $ 127,282
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+        0.20%*         0.20%       0.20%       0.20%       0.17%       0.16%
   Net investment income.......................         6.29%*         5.36%       5.27%       5.50%       5.29%       5.64%
   Expenses paid indirectly....................         0.00%          0.00%       0.00%       0.00%       0.01%       0.04%
   Management and administration fees waived...         0.02%*         0.03%       0.05%       0.07%       0.09%       0.13%
   Expenses reimbursed.........................         0.00%          0.00%       0.00%       0.00%       0.00%       0.03%
*  Annualized
** Not Annualized
+  Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (Continued)

                                                                        Money Market Portfolio
                                                         ----------------------------------------------------
                                                            Six Months                    July 29, 1999
PINNACLE SHARES                                                Ended               (Commencement of Sales) to
---------------                                          September 30, 2000             March 31, 2000
                                                         ------------------             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............              $  1.00                      $  1.00
                                                              ---------                    ---------
Income from investment operations:
    Net investment income.......................                 0.032                        0.038
Less distributions:
    Dividends from net investment income........              (  0.032)                    (  0.038)
                                                               -------                      -------
Net asset value, end of period..................              $  1.00                      $  1.00
                                                              ========                     ========
Total Return....................................                 3.20%**                      3.80%**
Ratios/Supplemental Data
Net assets, end of period (000).................              $ 130,431                    $ 144,632
Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+                0.20%*                       0.20%*
    Net investment income.......................                 6.29%*                       5.36%*
    Expenses paid indirectly....................                 0.00%                        0.00%*
    Management and administration fees waived...                 0.02%*                       0.03%*

*   Annualized
**  Not Annualized
+   Includes expenses paid indirectly.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights. (Continued)

                                                                               U.S. Treasury Portfolio
                                               -----------------------------------------------------------------------------------
                                                                                                                 November 29, 1995
                                                   Six Months             For the Year Ended March 31,           (Commencement of
CLASS A                                              Ended           --------------------------------------------  Operations) to
-------                                        September 30, 2000      2000       1999        1998        1997     March 31, 1996
                                               ------------------    --------   --------    --------    --------   --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $ 1.00          $ 1.00     $ 1.00      $ 1.00      $ 1.00         $ 1.00
                                                     -------         -------    -------     -------     -------        -------
Income from investment operations:
   Net investment income.......................        0.029           0.048      0.048       0.051       0.049          0.017
Less distributions:
   Dividends from net investment income........      ( 0.029)        ( 0.048)   ( 0.048)    ( 0.051)    ( 0.049)       ( 0.017)
                                                      ------          ------     ------      ------      ------         ------
Net asset value, end of period.................      $ 1.00          $ 1.00     $ 1.00      $ 1.00      $ 1.00         $ 1.00
                                                     =======         =======    =======     =======     =======        =======
Total Return...................................        2.94%**         4.82%      4.86%       5.24%       5.00%          1.73%**
Ratios/Supplemental Data
Net assets, end of period (000)................      $403,132        $658,396   $721,197    $467,372    $310,290       $291,747
Ratios to average net assets:
   Expenses (net of fees waived)+..............        0.45%*          0.45%      0.45%       0.42%       0.42%          0.43%*
   Net investment income.......................        5.80%*          4.73%      4.71%       5.12%       4.89%          5.07%*
   Expenses paid indirectly....................        0.00%           0.00%      0.00%       0.00%       0.01%          0.00%*
   Management and administration fees waived...        0.02%*          0.02%      0.04%       0.07%       0.05%          0.08%*

                                                                               U.S. Treasury Portfolio
                                               ------------------------------------------------------------------------------
                                                                                                                 November 18,1996
                                                   Six Months           For the Year Ended March 31,             (Commencement of
CLASS B                                              Ended          ----------------------------------------         Sales) to
-------                                        September 30, 2000     2000            1999            1998        March 31, 1997
                                               ------------------   --------        --------        --------      --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                    --------        --------        --------        --------        --------
Income from investment operations:
   Net investment income.......................        0.030           0.050           0.050           0.054           0.019
Less distributions:
   Dividends from net investment income........     (  0.030)       (  0.050)       (  0.050)       (  0.054)       (  0.019)
                                                     -------         -------         -------         -------         -------
Net asset value, end of period.................     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                    ========        ========        ========        ========        ========
Total Return...................................        3.07%**         5.08%           5.12%           5.50%           1.90%**
Ratios/Supplemental Data
Net assets, end of period (000)................     $  12,415       $  37,987       $  79,793       $   6,833       $   7,799
Ratios to average net assets:
   Expenses (net of fees waived)+..............        0.20%*          0.20%           0.20%           0.17%           0.17%*
   Net investment income.......................        6.02%*          4.97%           4.73%           5.37%           5.14%*
   Expenses paid indirectly....................        0.00%           0.00%           0.00%           0.00%           0.01%*
   Management and administration fees waived...        0.02%*          0.02%           0.04%           0.07%           0.05%*

*  Annualized
** Not Annualized
+  Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (Continued)

                                                                     U.S. Treasury Portfolio
                                                         --------------------------------------------------
                                                             Six Months                   July 29, 1999
PINNACLE SHARES                                                Ended               (Commencement of Sales) to
---------------                                          September 30, 2000              March 31, 2000
                                                         ------------------              --------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............              $  1.00                      $   1.00
                                                              --------                     ---------
Income from investment operations:
    Net investment income.......................                 0.030                         0.035
Less distributions:
    Dividends from net investment income........              (  0.030)                    (   0.035)
                                                               -------                      --------
Net asset value, end of period..................              $  1.00                      $   1.00
                                                              ========                     =========
Total Return....................................                 3.07%**                       3.53%**
Ratios/Supplemental Data
Net assets, end of period (000).................              $  17,791                    $   18,450
Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+                0.20%*                        0.20%*
    Net investment income.......................                 6.02%*                        4.97%*
    Expenses paid indirectly....................                 0.00%                         0.00%*
    Management and administration fees waived...                 0.02%*                        0.02%*



*   Annualized
**  Not Annualized
+   Includes expenses paid indirectly.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND








                               Semi-Annual Report
                               September 30, 2000
                                  (Unaudited)








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020









IDI900S

--------------------------------------------------------------------------------